Prepaid Expenses And Other Assets	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
NOTE C - PREPAID EXPENSES AND OTHER ASSETS	Prepaid and other assets consisted of prepaid expenses, income tax receivable, debt issuance costs and employee advances.